Offerings - Offering: 1	Sep. 25, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	5,200,000
Proposed Maximum Offering Price per Unit	244.38
Maximum Aggregate Offering Price	$ 1,270,776,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 194,555.81
Offering Note	(1) Represents the maximum number of shares of common stock, par value $0.01 per share ("Common Stock"), of Take-Two Interactive Software, Inc. (the "Company" or "Registrant") that were added to the number reserved for issuance under the Amended and Restated Take-Two Interactive Software, Inc. 2017 Stock Incentive Plan (the "Plan") on September 18, 2025 (subject to equitable adjustment in the event of a change in the Company's capitalization). In addition to the number of shares of Common Stock stated above, pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers any additional shares of Common Stock that become issuable under the Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction. (2) Estimated solely for purposes of calculating the amount of the registration fee, pursuant to Rules 457(c) and 457(h) of the Securities Act, based on the average of the high and low sales prices of the Common Stock as reported on September 25, 2025.